Financing Activities	12 Months Ended
Dec. 31, 2022
Financing Activities
14.  FINANCING ACTIVITIES

The disclosures in this note apply to all Registrants, unless indicated otherwise.

Common Stock (Applies to AEP)

The following table is a reconciliation of common stock share activity:

Shares of AEP Common Stock	Issued	Held in Treasury
Balance, December 31, 2019	514,373,631	20,204,160
Issued	2,434,723	—
Balance, December 31, 2020	516,808,354	20,204,160
Issued	7,607,821	—
Balance, December 31, 2021	524,416,175	20,204,160
Issued	683,146	—
Treasury Stock Reissued	—	(8,970,920)	(a)
Balance, December 31, 2022	525,099,321	11,233,240

(a)Reissued Treasury Stock used to fulfill share commitments related to AEP’s Equity Units. See “Equity Units” section below for additional information.

ATM Program

In 2020, AEP filed a prospectus supplement and executed an Equity Distribution Agreement, pursuant to which AEP may sell, from time to time, up to an aggregate of $1 billion of its common stock through an ATM offering program, including an equity forward sales component. The compensation paid to the selling agents by AEP may be up to 2% of the gross offering proceeds of the shares. There were no issuances under the ATM program for the year ended December 31, 2022.
Long-term Debt

The following table details long-term debt outstanding:

		Weighted-Average	Interest Rate Ranges as of		Outstanding as of
		Interest Rate as of	December 31,		December 31,
Company	Maturity	December 31, 2022	2022	2021	2022	2021
					(in millions)
AEP					(as adjusted)
Senior Unsecured Notes	2022-2052	3.98%	0.75%-8.13%	0.61%-8.13%	$30,174.8	$28,185.7
Pollution Control Bonds (a)	2022-2036 (b)	2.74%	0.63%-4.55%	0.19%-4.55%	1,770.2	1,869.3
Notes Payable – Nonaffiliated (c)	2022-2032	4.29%	0.93%-6.37%	0.79%-6.37%	269.7	211.3
Securitization Bonds	2023-2029 (d)	2.91%	2.01%-3.77%	2.01%-3.77%	487.8	603.5
Spent Nuclear Fuel Obligation (e)					285.6	281.3
Junior Subordinated Notes (f)	2024-2027	2.35%	1.30%-3.88%	1.30%-3.88%	2,381.3	2,373.0
Other Long-term Debt	2022-2059	5.44%	1.15%-13.72%	0.76%-13.72%	1,431.6	1,033.5
Total Long-term Debt Outstanding					$36,801.0	$34,557.6

AEP Texas
Senior Unsecured Notes	2023-2052	4.06%	2.10%-6.76%	2.10%-6.76%	$4,702.7	$4,135.5
Pollution Control Bonds	2023-2030 (b)	3.42%	0.90%-4.55%	0.90%-4.55%	440.2	439.9
Securitization Bonds	2024-2029 (d)	2.50%	2.06%-2.84%	2.06%-2.84%	314.4	404.7
Other Long-term Debt	2025-2059	5.67%	4.50%-5.67%	1.35%-4.50%	200.5	200.7
Total Long-term Debt Outstanding					$5,657.8	$5,180.8

AEPTCo
Senior Unsecured Notes	2023-2052	3.83%	2.75%-5.52%	2.75%-5.52%	$4,782.8	$4,343.9
Total Long-term Debt Outstanding					$4,782.8	$4,343.9

APCo
Senior Unsecured Notes	2025-2050	4.68%	2.70%-7.00%	2.70%-7.00%	$4,581.4	$4,083.7
Pollution Control Bonds (a)	2024-2036 (b)	2.74%	0.63%-3.80%	0.19%-2.75%	429.4	529.5
Securitization Bonds	2023-2028 (d)	3.67%	2.01%-3.77%	2.01%-3.77%	173.3	198.8
Other Long-term Debt	2023-2026	5.34%	4.84%-13.72%	1.24%-13.72%	226.4	126.9
Total Long-term Debt Outstanding					$5,410.5	$4,938.9

I&M
Senior Unsecured Notes	2023-2051	4.19%	3.20%-6.05%	3.20%-6.05%	$2,597.3	$2,595.5
Pollution Control Bonds (a)	2025 (b)	2.49%	0.75%-3.05%	0.75%-3.05%	189.0	188.7
Notes Payable – Nonaffiliated (c)	2023-2027	4.26%	0.93%-5.93%	0.79%-1.24%	183.8	122.2
Spent Nuclear Fuel Obligation (e)					285.6	281.3
Other Long-term Debt	2025	6.00%	6.00%	6.00%	5.1	7.3
Total Long-term Debt Outstanding					$3,260.8	$3,195.0

OPCo
Senior Unsecured Notes	2030-2051	3.87%	1.63%-6.60%	1.63%-6.60%	$2,969.7	$2,967.8
Other Long-term Debt	2028	1.15%	1.15%	1.15%	0.6	0.7
Total Long-term Debt Outstanding					$2,970.3	$2,968.5

PSO
Senior Unsecured Notes	2025-2051	3.74%	2.20%-6.63%	2.20%-6.63%	$1,785.6	$1,785.5
Other Long-term Debt	2025-2027	5.69%	3.00%-5.75%	1.47%-3.00%	127.2	128.0
Total Long-term Debt Outstanding					$1,912.8	$1,913.5

SWEPCo
Senior Unsecured Notes	2026-2051	3.57%	1.65%-6.20%	1.65%-6.20%	$3,297.6	$3,295.1
Notes Payable – Nonaffiliated (c)	2024-2032	5.38%	4.58%-6.37%	4.58%-6.37%	55.9	59.1
Other Long-term Debt	2028	4.68%	4.68%	4.68%	38.1	41.0
Total Long-term Debt Outstanding					$3,391.6	$3,395.2

(a)For certain series of Pollution Control Bonds, interest rates are subject to periodic adjustment.  Certain series may be purchased on demand at periodic interest adjustment dates.  Letters of credit from banks and insurance policies support certain series. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.
(b)Certain Pollution Control Bonds are subject to redemption earlier than the maturity date.
(c)Notes payable represent outstanding promissory notes issued under term loan agreements and credit agreements with a number of banks and other financial institutions. At expiration, all notes then issued and outstanding are due and payable. Interest rates are both fixed and variable. Variable rates generally relate to specified short-term interest rates.
(d)Dates represent the scheduled final payment dates for the securitization bonds. The legal maturity date is one to two years later. These bonds have been classified for maturity and repayment purposes based on the scheduled final payment date.
(e)Spent Nuclear Fuel Obligation consists of a liability along with accrued interest for disposal of SNF. See “Spent Nuclear Fuel Disposal” section of Note 6 for additional information.
(f)See “Equity Units” section below for additional information.
As of December 31, 2022, outstanding long-term debt was payable as follows:

	AEP		AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
	(as adjusted)
2023	$2,486.4		$278.5	$60.0	$251.8	$341.8	$0.1	$0.5	$6.2
2024	1,590.2	(a)	96.0	95.0	113.5	56.4	0.1	0.6	6.2
2025	3,253.9	(b)	524.5	90.0	673.3	220.5	0.1	250.6	6.2
2026	1,754.0		75.0	425.0	30.9	8.5	0.1	50.6	906.2
2027	2,251.9		25.6	—	355.6	1.7	0.1	0.3	6.2
After 2027	25,773.8		4,706.4	4,166.0	4,031.8	2,660.6	3,000.1	1,625.0	2,488.2
Principal Amount	37,110.2		5,706.0	4,836.0	5,456.9	3,289.5	3,000.6	1,927.6	3,419.2
Unamortized Discount, Net and Debt Issuance Costs	(309.2)		(48.2)	(53.2)	(46.4)	(28.7)	(30.3)	(14.8)	(27.6)
Total Long-term Debt Outstanding	$36,801.0		$5,657.8	$4,782.8	$5,410.5	$3,260.8	$2,970.3	$1,912.8	$3,391.6

(a)    Amount includes $805 million of Junior Subordinated Notes. See “Equity Units” section below for additional information.
(b)    Amount includes $850 million of Junior Subordinated Notes. See “Equity Units” section below for additional information.

Long-term Debt Subsequent Events

In January and February 2023, I&M retired $8 million and $8 million, respectively, of Notes Payable related to DCC Fuel.

In January 2023, PSO issued $475 million of 5.25% Senior Unsecured Notes due in 2033.

In February 2023, AEP Texas retired $12 million of Securitization Bonds.

In February 2023, APCo retired $13 million of Securitization Bonds.

Equity Units (Applies to AEP)

2020 Equity Units

In August 2020, AEP issued 17 million Equity Units initially in the form of corporate units, at a stated amount of $50 per unit, for a total stated amount of $850 million. Net proceeds from the issuance were approximately $833 million. The proceeds were used to support AEP’s overall capital expenditure plans.

Each corporate unit represents a 1/20 undivided beneficial ownership interest in $1,000 principal amount of AEP’s 1.30% Junior Subordinated Notes (notes) due in 2025 and a forward equity purchase contract which settles after three years in August 2023. The notes are expected to be remarketed in 2023, at which time the interest rate will reset at the then-current market rate. Investors may choose to remarket their notes to receive the remarketing proceeds and use those funds to settle the forward equity purchase contract, or accept the remarketed debt and use other funds for the equity purchase. If the remarketing is unsuccessful, investors have the right to put their notes to AEP at a price equal to the principal. The Equity Units carry an annual distribution rate of 6.125%, which is comprised of a quarterly coupon rate of interest of 1.30% and a quarterly forward equity purchase contract payment of 4.825%.

Each forward equity purchase contract obligates the holder to purchase, and AEP to sell, for $50 a number of shares in common stock in accordance with the conversion ratios set forth below (subject to an anti-dilution adjustment):

•If the AEP common stock market price is equal to or greater than $99.95: 0.5003 shares per contract.
•If the AEP common stock market price is less than $99.95 but greater than $83.29: a number of shares per contract equal to $50 divided by the applicable market price. The holder receives a variable number of shares at $50.
•If the AEP common stock market price is less than or equal to $83.29: 0.6003 shares per contract.
A holder’s ownership interest in the notes is pledged to AEP to secure the holder’s obligation under the related forward equity purchase contract. If a holder of the forward equity purchase contract chooses at any time to no longer be a holder of the notes, such holder’s obligation under the forward equity purchase contract must be secured by a U.S. Treasury security which must be equal to the aggregate principal amount of the notes.

At the time of issuance, the $850 million of notes were recorded within Long-term Debt on the balance sheets. The present value of the purchase contract payments of $121 million were recorded in Deferred Credits and Other Noncurrent Liabilities with a current portion in Other Current Liabilities at the time of issuance, representing the obligation to make forward equity contract payments, with an offsetting reduction to Paid-in Capital. The difference between the face value and present value of the purchase contract payments will be accreted to Interest Expense on the statements of income over the three year period ending in 2023. The liability recorded for the contract payments is considered non-cash and excluded from the statements of cash flows. Until settlement of the forward equity purchase contract, earnings per-share dilution resulting from the equity unit issuance will be determined under the treasury stock method. The maximum amount of shares AEP will be required to issue to settle the purchase contract is 10,205,100 shares (subject to an anti-dilution adjustment).

2019 Equity Units

In March 2019, AEP issued 16.1 million Equity Units initially in the form of corporate units, at a stated amount of $50 per unit, for a total stated amount of $805 million. Net proceeds from the issuance were approximately $785 million. The proceeds were used to support AEP’s overall capital expenditure plans including the acquisition of Sempra Renewables LLC.

Each corporate unit represents a 1/20 undivided beneficial ownership interest in $1,000 principal amount of AEP’s 3.40% Junior Subordinated Notes (notes) due in 2024 and a forward equity purchase contract which settled after three years in 2022. In January 2022, AEP successfully remarketed the notes on behalf of holders of the corporate units and did not directly receive any proceeds therefrom. Instead, the holders of the corporate units used the debt remarketing proceeds to settle the forward equity purchase contract with AEP. The interest rate on the notes was reset to 2.031% with the maturity remaining in 2024. In March 2022, AEP issued 8,970,920 shares of AEP common stock and received proceeds totaling $805 million under the settlement of the forward equity purchase contract. AEP common stock held in treasury was used to settle the forward equity purchase contract.

Debt Covenants (Applies to AEP and AEPTCo)

Covenants in AEPTCo’s note purchase agreements and indenture limit the amount of contractually-defined priority debt (which includes a further sub-limit of $50 million of secured debt) to 10% of consolidated tangible net assets. AEPTCo’s contractually-defined priority debt was 1.9% of consolidated tangible net assets as of December 31, 2022. The method for calculating the consolidated tangible net assets is contractually-defined in the note purchase agreement.

Dividend Restrictions

Utility Subsidiaries’ Restrictions

Parent depends on its utility subsidiaries to pay dividends to shareholders. AEP utility subsidiaries pay dividends to Parent provided funds are legally available. Various financing arrangements and regulatory requirements may impose certain restrictions on the ability of the subsidiaries to transfer funds to Parent in the form of dividends.

All of the dividends declared by AEP’s utility subsidiaries that provide transmission or local distribution services are subject to a Federal Power Act requirement that prohibits the payment of dividends out of capital accounts in certain circumstances; payment of dividends is generally allowed out of retained earnings. The Federal Power Act also creates a reserve on earnings attributable to hydroelectric generation plants. Because of their ownership of such plants, this reserve applies to APCo and I&M.

Certain AEP subsidiaries have credit agreements that contain covenants that limit their debt to capitalization ratio to 67.5%. The method for calculating outstanding debt and capitalization is contractually-defined in the credit agreements.

The most restrictive dividend limitation for certain AEP subsidiaries is through the Federal Power Act restriction, while for other AEP subsidiaries the most restrictive dividend limitation is through the credit agreements. As of December 31, 2022, the maximum amount of restricted net assets of AEP’s subsidiaries that may not be distributed to the Parent in the form of a loan, advance or dividend was $16.2 billion.

The Federal Power Act restriction limits the ability of the AEP subsidiaries owning hydroelectric generation to pay dividends out of retained earnings. Additionally, the credit agreement covenant restrictions can limit the ability of the AEP subsidiaries to pay dividends out of retained earnings. As of December 31, 2022, the amount of any such restrictions were as follows:

	AEP		AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Restricted Retained Earnings	$3,023.0	(a)	$1,105.7	$—	$543.1	$688.2	$—	$—	$373.0

(a)    Includes the restrictions of consolidated and non-consolidated subsidiaries.

Parent Restrictions (Applies to AEP)

The holders of AEP’s common stock are entitled to receive the dividends declared by the Board of Directors provided funds are legally available for such dividends.  Parent’s income primarily derives from common stock equity in the earnings of its utility subsidiaries.

Pursuant to the leverage restrictions in credit agreements, AEP must maintain a percentage of debt-to-total capitalization at a level that does not exceed 67.5%.  The method for calculating outstanding debt and capitalization is contractually-defined in the credit agreements.  As of December 31, 2022, AEP had $8.1 billion of available retained earnings to pay dividends to common shareholders. AEP paid $1.6 billion, $1.5 billion and $1.4 billion of dividends to common shareholders for the years ended December 31, 2022, 2021 and 2020, respectively.
Lines of Credit and Short-term Debt (Applies to AEP)

AEP uses its commercial paper program to meet the short-term borrowing needs of its subsidiaries.  The program funds a Utility Money Pool, which funds AEP’s utility subsidiaries; a Nonutility Money Pool, which funds certain AEP nonutility subsidiaries; and the short-term debt requirements of subsidiaries that are not participating in either money pool for regulatory or operational reasons, as direct borrowers.  As of December 31, 2022, AEP had $5 billion in revolving credit facilities to support its commercial paper program.  Securitized Debt for Receivables, for the year ended 2022, had a weighted-average interest rate of 1.84% and a maximum amount outstanding of $750 million. The commercial paper program, for the year ended 2022, had a weighted-average interest rate of 2.74% and a maximum amount outstanding of $2.9 billion. AEP’s outstanding short-term debt was as follows:

		December 31,
		2022		2021
Company	Type of Debt	Outstanding Amount	Interest Rate (a)	Outstanding Amount	Interest Rate (a)
		(in millions)		(in millions)
AEP	Securitized Debt for Receivables (b)	$750.0	4.67%	$750.0	0.19%
AEP	Commercial Paper	2,862.2	4.80%	1,364.0	0.34%
AEP	Term Loan	—	—%	500.0	0.81%
AEP	Term Loan	125.0	5.17%	—	—%
AEP	Term Loan	150.0	5.17%	—	—%
AEP	Term Loan	100.0	5.23%	—	—%
AEP	Term Loan	125.0	4.87%	—	—%
	Total Short-term Debt	$4,112.2		$2,614.0

(a)    Weighted-average rate as of December 31, 2022 and 2021, respectively.
(b)    Amount of securitized debt for receivables as accounted for under the “Transfers and Servicing” accounting guidance.
Corporate Borrowing Program – AEP System (Applies to Registrant Subsidiaries)

The AEP System uses a corporate borrowing program to meet the short-term borrowing needs of AEP’s subsidiaries.  The corporate borrowing program includes a Utility Money Pool, which funds AEP’s utility subsidiaries; a Nonutility Money Pool, which funds certain AEP nonutility subsidiaries; and direct borrowing from AEP.  The AEP System Utility Money Pool operates in accordance with the terms and conditions of its agreement filed with the FERC.  The amounts of outstanding loans to (borrowings from) the Utility Money Pool as of December 31, 2022 and 2021 are included in Advances to Affiliates and Advances from Affiliates, respectively, on the Registrant Subsidiaries’ balance sheets.  The Utility Money Pool participants’ money pool activity and corresponding authorized borrowing limits are described in the following tables:

Year Ended December 31, 2022:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2022	Limit
	(in millions)
	(as adjusted)
AEP Texas	$348.8	$652.3	$173.3	$247.8	$(96.5)	$500.0
AEPTCo	480.2	137.0	189.4	28.9	(195.5)	820.0	(a)
APCo	438.4	214.2	181.7	45.4	(162.4)	500.0
I&M	318.6	23.0	105.2	22.3	(226.9)	500.0
OPCo	262.5	246.1	101.3	86.9	(172.9)	500.0
PSO	364.2	432.5	224.5	402.8	(364.2)	400.0
SWEPCo	358.4	156.6	219.3	109.7	(310.7)	400.0
Year Ended December 31, 2021:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2021	Limit
	(in millions)
AEP Texas	$355.5	$104.7	$172.5	$40.0	$(26.9)	$500.0
AEPTCo	444.9	117.3	189.1	29.7	(108.8)	820.0	(a)
APCo	199.3	616.9	87.5	118.3	(178.5)	500.0
I&M	166.5	368.2	110.4	67.7	(71.8)	500.0
OPCo	259.2	622.9	61.6	127.2	42.0	500.0
PSO	267.7	747.3	134.0	113.1	(72.3)	400.0
SWEPCo	280.3	561.9	142.4	287.4	153.8	400.0
(a)    Amount represents the combined authorized short-term borrowing limit the State Transcos have from FERC or state regulatory commissions.

The activity in the above tables does not include short-term lending activity of certain AEP nonutility subsidiaries. AEP Texas’ wholly-owned subsidiary, AEP Texas North Generation Company, LLC and SWEPCo’s wholly-owned subsidiary, Mutual Energy SWEPCo, LLC participate in the Nonutility Money Pool. The amounts of outstanding loans to the Nonutility Money Pool as of December 31, 2022 and 2021 are included in Advances to Affiliates on each subsidiaries’ balance sheets. The Nonutility Money Pool participants’ money pool activity is described in the following tables:

Year Ended December 31, 2022:

	Maximum Loans	Average Loans	Loans to the Nonutility
	to the Nonutility	to the Nonutility	Money Pool as of
Company	Money Pool	Money Pool	December 31, 2022
	(in millions)
AEP Texas	$7.0	$6.8	$6.9
SWEPCo	2.1	2.1	2.1

Year Ended December 31, 2021:

	Maximum Loans	Average Loans	Loans to the Nonutility
	to the Nonutility	to the Nonutility	Money Pool as of
Company	Money Pool	Money Pool	December 31, 2021
	(in millions)
AEP Texas	$7.1	$6.9	$6.9
SWEPCo	2.1	2.1	2.1
AEP has a direct financing relationship with AEPTCo to meet its short-term borrowing needs. The amounts of outstanding loans to and borrowings from AEP as of December 31, 2022 and 2021 are included in Advances to Affiliates and Advances from Affiliates, respectively, on AEPTCo’s balance sheets. AEPTCo’s direct financing activities with AEP and corresponding authorized borrowing limits are described in the following tables:

Year Ended December 31, 2022:

Maximum	Maximum	Average	Average	Borrowings from	Loans to	Authorized
Borrowings	Loans	Borrowings	Loans	AEP as of	AEP as of	Short-term
from AEP	to AEP	from AEP	to AEP	December 31, 2022	December 31, 2022	Borrowing Limit
(in millions)
$52.4	$141.8	$6.7	$57.5	$29.4	$—	$50.0	(a)

Year Ended December 31, 2021:

Maximum	Maximum	Average	Average	Borrowings from	Loans to	Authorized
Borrowings	Loans	Borrowings	Loans	AEP as of	AEP as of	Short-term
from AEP	to AEP	from AEP	to AEP	December 31, 2021	December 31, 2021	Borrowing Limit
(in millions)
$14.6	$224.2	$1.8	$118.0	$1.5	$12.7	$50.0	(a)

(a)    Amount represents the combined authorized short-term borrowing limit the State Transcos have from FERC or state regulatory commissions.

The maximum and minimum interest rates for funds either borrowed from or loaned to the Utility Money Pool are summarized in the following table:

	Years Ended December 31,
	2022	2021	2020
Maximum Interest Rate	5.28%	0.48%	2.70%
Minimum Interest Rate	0.10%	0.02%	0.27%

The average interest rates for funds borrowed from and loaned to the Utility Money Pool are summarized in the following table:

	Average Interest Rate for Funds Borrowed from the Utility Money Pool for the Years Ended December 31,			Average Interest Rate for Funds Loaned to the Utility Money Pool for the Years Ended December 31,
Company	2022	2021	2020	2022	2021	2020
AEP Texas	1.08%	0.33%	1.51%	1.99%	0.26%	0.81%
AEPTCo	1.81%	0.32%	1.29%	2.47%	0.10%	1.99%
APCo	2.34%	0.41%	2.12%	2.39%	0.25%	0.85%
I&M	2.57%	0.33%	1.07%	2.20%	0.23%	1.18%
OPCo	3.51%	0.27%	0.99%	1.22%	0.14%	2.06%
PSO	2.65%	0.34%	0.92%	0.75%	0.07%	1.95%
SWEPCo	2.80%	0.26%	1.27%	0.55%	0.18%	—%
Maximum, minimum and average interest rates for funds loaned to the Nonutility Money Pool are summarized in the following table:

		Maximum Interest Rate	Minimum Interest Rate	Average Interest Rate
Year Ended		for Funds Loaned to	for Funds Loaned to	for Funds Loaned to
December 31,	Company	the Nonutility Money Pool	the Nonutility Money Pool	the Nonutility Money Pool
2022	AEP Texas	5.28%	0.46%	2.23%
2022	SWEPCo	5.28%	0.46%	2.23%

2021	AEP Texas	0.58%	0.21%	0.37%
2021	SWEPCo	0.58%	0.21%	0.37%

2020	AEP Texas	2.70%	0.27%	1.18%
2020	SWEPCo	2.70%	0.27%	1.18%

AEPTCo’s maximum, minimum and average interest rates for funds either borrowed from or loaned to AEP are summarized in the following table:

	Maximum	Minimum	Maximum	Minimum	Average	Average
	Interest Rate	Interest Rate	Interest Rate	Interest Rate	Interest Rate	Interest Rate
	for Funds	for Funds	for Funds	for Funds	for Funds	for Funds
Year Ended	Borrowed from	Borrowed from	Loaned to	Loaned to	Borrowed from	Loaned to
December 31,	AEP	AEP	AEP	AEP	AEP	AEP
2022	5.28%	0.46%	5.28%	0.46%	2.08%	2.07%
2021	0.86%	0.25%	0.86%	0.25%	0.38%	0.35%
2020	2.70%	0.27%	2.70%	0.27%	1.20%	1.13%

Interest expense related to short-term borrowing activities with the Utility Money Pool, Nonutility Money Pool and direct borrowing financing relationship are included in Interest Expense on each of the Registrant Subsidiaries’ statements of income. The Registrant Subsidiaries incurred interest expense for all short-term borrowing activities as follows:

	Years Ended December 31,
Company	2022	2021	2020
	(in millions)
AEP Texas	$0.9	$0.3	$0.8
AEPTCo	3.5	0.6	1.5
APCo	5.6	0.1	2.8
I&M	2.9	0.2	1.4
OPCo	2.3	0.1	1.8
PSO	5.5	0.3	0.6
SWEPCo	4.9	0.3	1.5

Interest income related to short-term lending activities with the Utility Money Pool, Nonutility Money Pool and direct borrowing financing relationship are included in Interest Income on each of the Registrant Subsidiaries’ statements of income. The Registrant Subsidiaries earned interest income for all short-term lending activities as follows:

	Years Ended December 31,
Company	2022	2021	2020
	(in millions)
AEP Texas	$2.6	$0.1	$0.7
AEPTCo	1.6	0.4	2.4
APCo	2.8	0.3	0.7
I&M	0.5	0.2	0.2
OPCo	0.4	0.1	—
PSO	0.3	—	0.1
SWEPCo	0.2	0.1	—
Credit Facilities

See “Letters of Credit” section of Note 6 for additional information.

Securitized Accounts Receivables – AEP Credit (Applies to AEP)

AEP Credit has a receivables securitization agreement with bank conduits. Under the securitization agreement, AEP Credit receives financing from the bank conduits for the interest in the receivables AEP Credit acquires from affiliated utility subsidiaries.  These securitized transactions allow AEP Credit to repay its outstanding debt obligations, continue to purchase the operating companies’ receivables and accelerate AEP Credit’s cash collections.

AEP Credit’s receivables securitization agreement provides a commitment of $750 million from bank conduits to purchase receivables and was amended in September 2021 to include a $125 million and a $625 million facility. The $125 million facility was renewed in September 2022 and amended to extend the expiration date to September 2024. The $625 million facility also expires in September 2024. As of December 31, 2022, the affiliated utility subsidiaries, with the exception of SWEPCo, were in compliance with all requirements under the agreement. SWEPCo temporarily eased credit policies from August 2022 through October 2022 to assist customers with higher than normal bills driven by increased fuel costs and, in turn, experienced higher than normal aged receivables. In response, in January 2023, AEP Credit amended its receivables securitization agreement to increase the eligibility criteria related to their aged receivables requirements to bring SWEPCo back into compliance.

Accounts receivable information for AEP Credit was as follows:

	Years Ended December 31,
	2022	2021	2020
	(dollars in millions)
Effective Interest Rates on Securitization of Accounts Receivable	1.84%	0.19%	0.85%
Net Uncollectible Accounts Receivable Written Off	$29.5	$26.5	$15.3

	December 31,
	2022	2021
	(in millions)
Accounts Receivable Retained Interest and Pledged as Collateral Less Uncollectible Accounts	$1,167.7	$995.2
Short-term – Securitized Debt of Receivables	750.0	750.0
Delinquent Securitized Accounts Receivable	44.2	57.9
Bad Debt Reserves Related to Securitization	39.7	42.8
Unbilled Receivables Related to Securitization	360.9	307.1

AEP Credit’s delinquent customer accounts receivable represent accounts greater than 30 days past due.

Securitized Accounts Receivables – AEP Credit (Applies to Registrant Subsidiaries, except AEP Texas and AEPTCo)

Under this sale of receivables arrangement, the Registrant Subsidiaries sell, without recourse, certain of their customer accounts receivable and accrued unbilled revenue balances to AEP Credit and are charged a fee based on AEP Credit’s financing costs, administrative costs and uncollectible accounts experience for each Registrant Subsidiary’s receivables. APCo does not have regulatory authority to sell its West Virginia accounts receivable.  KPCo ceased selling accounts receivable to AEP Credit in the first quarter of 2022, based on the expected sale to Liberty. As a result, in the first quarter of 2022, KPCo recorded an allowance for uncollectible accounts on its balance sheet for those receivables no longer sold to AEP Credit. The costs of customer accounts receivable sold are reported in Other Operation expense on the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries manage and service their customer accounts receivable, which are sold to AEP Credit. AEP Credit securitizes the eligible receivables for the operating companies and retains the remainder.
The amount of accounts receivable and accrued unbilled revenues under the sale of receivables agreement were:

	December 31,
Company	2022	2021
	(in millions)
APCo	$194.4	$153.1
I&M	166.9	156.9
OPCo	478.6	392.7
PSO	155.5	114.5
SWEPCo	194.0	153.0

The fees paid to AEP Credit for customer accounts receivable sold were:

	Years Ended December 31,
Company	2022	2021 (a)	2020
	(in millions)
APCo	$9.4	$4.9	$5.2
I&M	9.7	7.0	7.9
OPCo	29.8	8.3	24.1
PSO	7.4	3.4	4.8
SWEPCo	9.4	5.4	6.7
(a)In 2021, due to the successful collection of accounts receivable balances during the COVID-19 pandemic, the allowance for doubtful accounts was reduced, resulting in the issuance of credits to offset the higher fees previously paid and to lower subsequent fees paid.

The proceeds on the sale of receivables to AEP Credit were:

	Years Ended December 31,
Company	2022	2021	2020
	(in millions)
APCo	$1,552.9	$1,324.1	$1,272.9
I&M	2,045.6	1,927.0	1,891.8
OPCo	3,101.3	2,458.5	2,366.2
PSO	1,809.5	1,406.4	1,221.0
SWEPCo	1,858.4	1,636.1	1,593.8